CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - CAD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES (Note 15)
General and administration	$ 6,265,000	$ 3,573,000
Exploration and evaluation	960,000	812,000
Investor relations and marketing communications	2,247,000	1,111,000
Corporate development and due diligence	509,000	468,000
Impairment of non-current assets (Note 7(c))	24,304,000	24,870,000
Loss from operational activities	(34,285,000)	(30,834,000)
OTHER ITEMS
Gain on deconsolidation of subsidiary (Note 6(b))	8,830,000	0
Fair value loss on Silver Stream liability (Note 11)	(3,046,000)	(5,882,000)
Investments fair value (loss) gain (Note 4)	(4,210,000)	765,000
Foreign exchange (loss) gain	(99,000)	329,000
Other expenses	(98,000)	(114,000)
Interest and other income	422,000	184,000
Loss on disposal of subsidiaries	0	(296,000)
Loss before income taxes and equity income	(32,486,000)	(35,848,000)
Deferred income tax recovery (Note 17)	0	1,587,000
Equity (loss) income and dilution impacts of equity accounted investments (Note 7)	(5,864,000)	1,446,000
Net loss for the year	(38,350,000)	(32,815,000)
Items that will not be reclassified to net income or (loss):
Investments fair value gain (Note 4)	2,094,000	1,611,000
Mineral property investments fair value (loss) gain (Note 10)	(293,000)	1,329,000
Items that may be reclassified to net (loss) or income:
Currency translation adjustment of foreign subsidiaries	1	(10)
Recycling of currency translation adjustment on disposal of foreign subsidiaries	0	(673,000)
Other comprehensive income	1,802,000	2,257,000
Net loss and comprehensive loss for the year	$ (36,548,000)	$ (30,558,000)
Basic and diluted loss per share (in dollars)	$ (0.05)	$ (0.05)
Weighted average number of shares outstanding - Basic and Diluted	698,677,526	644,940,126